Exchange rates	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Exchange rates
5. Exchange rates
The Group uses the average of exchange rates prevailing during the period to translate the results and cash flows of overseas subsidiaries, joint ventures and associates into Sterling and period end rates to translate the net assets of those entities. The currencies which most influence these translations and the relevant exchange rates were:

	2022	2021	2020

Average rates:

US$/£	1.24	1.38	1.29

Euro/£	1.17	1.16	1.13

Yen/£	161	151	137

	2022	2021	2020

Period end rates:

US$/£	1.20	1.35	1.36

Euro/£	1.13	1.19	1.11

Yen/£	159	155	141